Summary of Significant Accounting Policies - Schedule of Gross Carrying Amount of Capitalized Internally Developed Software Costs (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Gross Carrying Amount of Internally Developed Software Costs [Abstract]
Capitalized software not placed into service	$ 544,770	$ 594,096	$ 348,058